VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.1%
U.S. Treasury Bonds
4.500%, 11/15/54(2)	$35	$34
4.625%, 2/15/55	2,430	2,423
4.750%, 5/15/55	670	682
U.S. Treasury Note 4.625%, 2/15/35	630	665
Total U.S. Government Securities (Identified Cost $3,738)		3,804

Foreign Government Securities—50.7%
Arab Republic of Egypt
144A 7.053%, 1/15/32(3)	65	65
144A 6.875%, 4/30/40(3)	106	97
144A 8.500%, 1/31/47(3)	1,327	1,267
144A 8.750%, 9/30/51(3)	266	257
Benin Government International Bond 144A 7.960%, 2/13/38(3)	150	157
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	1,330 BRL	244
Series F 10.000%, 1/1/31	3,070 BRL	536
Bulgaria Government International Bond RegS 5.000%, 3/5/37(4)	292	294
Costa Rica Government
144A 6.550%, 4/3/34(3)	465	505
144A 7.300%, 11/13/54(3)	119	136
Czech Republic Government Bond 1.750%, 6/23/32	17,580 CZK	755
Dominican Republic
144A 5.875%, 10/28/35(3)	466	465
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.600%, 6/1/36(3)	$125	$131
144A 6.950%, 3/15/37(3)	142	153
144A 6.850%, 1/27/45(3)	305	319
RegS 6.950%, 3/15/37(4)	640	687
Dubai Government International Bonds RegS 3.900%, 9/9/50(2)(4)	205	154
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)(3)	318	324
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(3)(5)	79	82
Federative Republic of Brazil
5.500%, 11/6/30(2)	262	270
6.000%, 10/20/33(2)	215	220
6.625%, 3/15/35	405	425
6.250%, 5/22/36(2)	131	132
7.125%, 5/13/54(2)	196	200
7.250%, 1/12/56	646	656
Hungary Government International Bond
144A 6.250%, 9/22/32(3)	367	394
144A 5.500%, 6/16/34(2)(3)	173	177
144A 6.000%, 9/26/35(2)(3)	112	118
144A 5.500%, 3/26/36(2)(3)	1,050	1,064
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	383	378
Kingdom of Bahrain 144A 7.100%, 2/3/38(3)	522	524
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)(3)	67	68
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(3)	357	373
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Lebanon Government International Bond
RegS 8.250%, 4/12/21(4)(5)	$326	$96
RegS 7.150%, 11/20/31(4)(5)	372	109
RegS 7.000%, 3/23/32(4)(5)	370	109
Malaysia Government Bond 2.632%, 4/15/31(2)	3,060 MYR	761
Mex Bonos Desarr
8.500%, 5/31/29	8,830 MXN	526
7.750%, 11/13/42	4,700 MXN	240
Oman Government International Bond
144A 6.250%, 1/25/31(3)	501	538
144A 6.500%, 3/8/47(3)	1,035	1,120
Republic of Angola
144A 8.000%, 11/26/29(3)	343	341
144A 9.244%, 1/15/31(3)	158	160
144A 8.750%, 4/14/32(3)	105	103
Republic of Argentina
0.750%, 7/9/30(6)	737	624
4.125%, 7/9/35(6)	834	627
4.125%, 7/9/46(6)	954	679
Republic of Azerbaijan RegS 3.500%, 9/1/32(4)	150	141
Republic of Chile
4.350%, 4/13/31(2)	133	133
3.500%, 1/31/34	37	35
4.950%, 1/5/36(2)	300	307
5.650%, 1/13/37(2)	246	264
5.330%, 1/5/54(2)	505	502
3.250%, 9/21/71	254	164
Republic of Colombia
7.375%, 4/25/30	699	734
6.125%, 1/21/31(2)	133	133
8.000%, 11/14/35	631	673
8.750%, 11/14/53(2)	200	220
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Ecuador
144A 9.250%, 1/29/39(3)	$200	$203
RegS 6.900%, 7/31/35(4)(6)	445	404
RegS 5.000%, 7/31/40(4)(6)	462	377
Republic of El Salvador
RegS 7.650%, 6/15/35(4)	628	648
RegS 7.625%, 2/1/41(4)	76	76
Republic of Gabon 144A 6.625%, 2/6/31(3)	153	126
Republic of Ghana
144A 0.000%, 7/3/26(3)(7)	3	2
144A 0.000%, 1/3/30(3)(7)	13	11
RegS 0.000%, 7/3/26(4)(7)	2	2
RegS 0.000%, 1/3/30(4)(7)	10	9
RegS 5.000%, 7/3/35(4)(6)	488	442
Republic of Guatemala
144A 6.875%, 8/15/55(3)	131	143
RegS 6.250%, 8/15/36(4)	249	264
Republic of Indonesia
2.850%, 2/14/30(2)	196	186
1.850%, 3/12/31(2)	125	111
5.600%, 1/15/35(2)	165	174
4.200%, 10/15/50(2)	281	229
5.100%, 2/10/54	59	56
3.200%, 9/23/61	63	40
Republic of Ivory Coast
144A 6.125%, 6/15/33(3)	220	218
144A 8.075%, 4/1/36(3)	115	124
144A 8.250%, 1/30/37(3)	116	127
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Kazakhstan 144A 5.500%, 7/1/37(3)	$587	$605
Republic of Kenya
144A 8.000%, 5/22/32(3)	65	68
144A 7.875%, 10/9/33(3)	75	75
144A 9.500%, 3/5/36(3)	301	316
144A 8.700%, 2/26/39(3)	281	274
Republic of Nigeria
144A 7.375%, 9/28/33(3)	463	469
144A 10.375%, 12/9/34(3)	715	852
Republic of Panama
7.500%, 3/1/31	53	59
6.700%, 1/26/36(2)	133	145
5.662%, 2/23/38(2)	293	294
8.000%, 3/1/38	535	638
Republic of Peru
2.783%, 1/23/31	59	55
3.000%, 1/15/34(2)	128	112
5.375%, 2/8/35(2)	322	332
5.875%, 8/8/54(2)	359	363
3.600%, 1/15/72	411	269
Republic of Philippines
4.750%, 3/5/35(2)	156	156
3.700%, 3/1/41	680	575
Republic of Poland
5.750%, 11/16/32(2)	258	278
4.875%, 10/4/33(2)	454	465
5.125%, 9/18/34(2)	58	60
5.375%, 2/12/35(2)	263	275
5.500%, 4/4/53	85	83
Republic of Senegal 144A 6.250%, 5/23/33(3)	224	138
Republic of South Africa
5.375%, 7/24/44	120	101
5.650%, 9/27/47	705	595
8.750%, 2/28/48	11,900 ZAR	756
144A 7.100%, 11/19/36(3)	303	326
144A 6.125%, 12/11/37(3)	298	294
	Par Value(1)	Value

Foreign Government Securities—continued
144A 7.950%, 11/19/54(3)	$258	$279
Republic of Sri Lanka
144A 4.000%, 4/15/28(3)	49	48
144A 3.350%, 3/15/33(3)(6)	103	96
144A 3.600%, 6/15/35(3)(6)	452	369
144A 3.600%, 2/15/38(3)(6)	208	207
Republic of Turkiye
7.625%, 4/26/29	775	825
9.125%, 7/13/30	75	85
7.250%, 5/29/32	226	237
7.625%, 5/15/34	302	323
6.500%, 1/3/35	59	59
6.950%, 9/16/35	266	271
4.875%, 4/16/43	780	593
Republic of Zambia 144A 5.750%, 6/30/33(3)(6)	170	166
Republica Orient Uruguay
5.100%, 6/18/50(2)	580	557
4.975%, 4/20/55(2)	454	421
Romanian Government International Bond
144A 5.875%, 1/30/29(3)	227	236
144A 7.125%, 1/17/33(3)	416	460
144A 6.375%, 1/30/34(3)	620	655
144A 6.000%, 5/25/34(3)	392	404
144A 5.750%, 3/24/35(3)	169	171
144A 5.750%, 7/4/36(3)	134	134
Saudi International Bond
144A 5.625%, 1/13/35(3)	509	542
144A 4.875%, 1/12/36(3)	265	266
144A 4.500%, 10/26/46(2)(3)	1,051	904
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 5.625%, 1/13/35(2)(4)	$550	$586
Suriname Government International Bond 144A 8.500%, 11/6/35(3)	247	264
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)(3)	145	148
144A 6.400%, 6/26/34(2)(3)	113	115
144A 6.500%, 1/28/36(2)(3)	283	286
RegS 6.400%, 6/26/34(4)	53	54
Ukraine Government Bond
144A 4.500%, 2/1/29(3)(6)	119	91
144A 0.000%, 2/1/30(3)(6)	8	5
144A 4.000%, 2/1/32(3)(6)	185	143
144A 4.500%, 2/1/35(3)(6)	162	98
144A 0.000%, 2/1/36(3)(6)	106	60
144A 4.500%, 2/1/36(3)(6)	2	1
RegS 4.500%, 2/1/29(4)(6)	51	39
RegS 0.000%, 2/1/30(4)(6)	9	6
RegS 4.000%, 2/1/32(4)(6)	469	363
RegS 0.000%, 2/1/34(4)(6)	34	17
RegS 4.500%, 2/1/34(4)(6)	319	198
RegS 4.500%, 2/1/36(4)(6)	8	5
United Mexican States
5.375%, 3/22/33(2)	706	709
4.875%, 5/19/33(2)	100	97
	Par Value(1)	Value

Foreign Government Securities—continued
3.500%, 2/12/34(2)	$467	$409
6.000%, 5/7/36(2)	129	132
6.625%, 1/29/38(2)	174	184
6.125%, 2/9/38(2)	133	135
3.771%, 5/24/61	169	106
3.750%, 4/19/71	948	571
Uzbekistan International Bond 144A 6.900%, 2/28/32(3)	367	397
Total Foreign Government Securities (Identified Cost $45,660)		47,493

Mortgage-Backed Securities—17.8%
Agency—10.4%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	787	784
Pool #SD8492 5.000%, 1/1/55	460	463
Pool #SD8494 5.500%, 1/1/55	1,263	1,285
Pool #SL0627 6.000%, 10/1/54	1,091	1,121
Pool #SL1127 6.000%, 12/1/54	1,127	1,157
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	745	675
Pool #FA0685 6.000%, 1/1/55	522	536
Pool #FA1728 6.000%, 10/1/53	1,131	1,165
Pool #FS4438 5.000%, 11/1/52	747	754
Pool #FS7751 4.000%, 3/1/53	1,257	1,224
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #MA5072 5.500%, 7/1/53	$539	$549
		9,713

Non-Agency—7.4%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(3)(8)	80	80
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(3)(8)	402	393
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.403%, 6/15/40(3)(8)	270	271
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(3)(8)	298	297
2023-1, A1 144A 4.750%, 9/26/67(2)(3)(8)	124	124
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(3)(8)	40	39
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56(2)	165	168
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(3)(8)	410	396
CENT 2025-CITY, A 144A 4.920%, 7/10/40(3)(8)	330	338
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(3)(8)	252	244
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(3)(8)	159	161
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(3)(8)	14	14
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(3)(8)	280	286
	Par Value(1)	Value

Non-Agency—continued
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(3)(8)	$314	$314
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(3)(8)	250	261
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.539%, 10/25/29(2)(3)(8)	163	158
MFA Trust 2022-INV2, A1 144A 4.950%, 7/25/57(3)(8)	515	514
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	170	177
New Residential Mortgage Loan Trust 2018-3A, A1 144A 4.500%, 5/25/58(2)(3)(8)	319	317
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(8)	425	430
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(3)(8)	14	14
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(3)(8)	345	353
ROCK Trust 2024-CNTR, C 144A 6.471%, 11/13/41(3)	215	225
Towd Point Mortgage Trust
2016-4, B1 144A 3.943%, 7/25/56(2)(3)(8)	260	257
2017-1, M1 144A 3.750%, 10/25/56(2)(3)(8)	265	263
2017-4, A2 144A 3.000%, 6/25/57(2)(3)(8)	371	358
2018-6, A2 144A 3.750%, 3/25/58(2)(3)(8)	215	204
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	$150	$149
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(3)(8)	151	152
		6,957

Total Mortgage-Backed Securities (Identified Cost $16,492)		16,670

Asset-Backed Securities—10.6%
Automobiles—4.1%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(3)	396	404
2025-1A, A2 144A 4.920%, 5/15/29(3)	318	320
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	335	342
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(3)	450	457
Flagship Credit Auto Trust 2024-1, D 144A 6.300%, 4/15/30(3)	400	396
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(3)	111	113
LAD Auto Receivables Trust 2023-2A, D 144A 6.300%, 2/15/31(3)	365	371
Lendbuzz Securitization Trust 2024-2A, A2 144A 5.990%, 5/15/29(3)	330	332
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	320	321
	Par Value(1)	Value

Automobiles—continued
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(3)	$66	$66
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	350	360
Westlake Automobile Receivables Trust 2026-1A, C 144A 4.370%, 6/16/31(3)	330	332
		3,814

Other—6.5%
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(3)	340	349
Aqua Finance Trust 2024-A, B 144A 5.060%, 4/18/50(3)	355	361
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(3)	154	158
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(3)	144	145
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(3)	316	325
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(3)	393	407
Jersey Mike’s Funding LLC 2024-1A, A2 144A 5.636%, 2/15/55(3)	416	428
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(3)	335	335
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(3)	239	244
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(3)	210	215
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
NMEF Funding LLC 2025-A, B 144A 5.180%, 7/15/32(3)	$345	$350
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(3)	415	421
RCKT Mortgage Trust 2024-CES3, A1A 144A 6.591%, 5/25/44(3)(8)	251	255
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(3)	298	300
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(3)	335	339
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(2)(3)(8)	335	338
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	256	256
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	333	332
Wingstop Funding LLC 2020-1A, A2 144A 2.841%, 12/5/50(3)	345	335
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	251	241
		6,134

Total Asset-Backed Securities (Identified Cost $9,826)		9,948

Corporate Bonds and Notes—48.1%
Communication Services—2.4%
Altice France S.A.
144A 6.500%, 4/15/32(2)(3)	95	91
144A 6.875%, 7/15/32(2)(3)	141	135
CMG Media Corp. 144A 8.875%, 6/18/29(2)(3)	200	175
	Par Value(1)	Value

Communication Services—continued
CSC Holdings LLC
144A 11.750%, 1/31/29(2)(3)	$200	$143
144A 4.125%, 12/1/30(3)	95	58
DIRECTV Financing LLC
144A 8.875%, 2/1/30(2)(3)	100	100
144A 8.875%, 2/1/30(2)(3)	15	15
DISH Network Corp. 144A 11.750%, 11/15/27(2)(3)	135	140
Gray Media, Inc. 144A 9.625%, 7/15/32(2)(3)	185	192
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	88	94
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)(3)	250	238
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(3)	275	88
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	120	125
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	140	139
144A 6.875%, 3/15/34(2)(3)	65	65
Telesat Canada 144A 6.500%, 10/15/27(2)(3)	180	81
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	200	213
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)(3)	135	139
		2,231

Consumer Discretionary—2.1%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(2)	25	26
Ashtead Capital, Inc. 144A 5.550%, 5/30/33(2)(3)	310	324
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	80	76
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52(2)	$290	$211
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	200	217
Forvia SE 144A 6.750%, 9/15/33(2)(3)	125	129
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)(3)	50	51
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(3)	183	181
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(2)(3)	125	132
144A 8.500%, 11/1/30(2)(3)	10	10
Newell Brands, Inc. 6.625%, 9/15/29(2)	127	129
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	65	63
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)(3)	10	10
Under Armour, Inc. 144A 7.250%, 7/15/30(2)(3)	95	98
Wayfair LLC 144A 6.750%, 11/15/32(2)(3)	50	51
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	270	267
		1,975

Consumer Staples—0.6%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)(3)	100	99
144A 5.750%, 3/31/34(2)(3)	15	15
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	215	232
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)(3)	120	122
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	125	125
		593

	Par Value(1)	Value

Energy—10.9%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	$150	$158
BP Capital Markets plc 4.875% (2)(9)	245	244
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)(3)	25	25
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	75	78
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	155	162
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)(3)	215	233
Ecopetrol S.A.
4.625%, 11/2/31(2)	195	175
8.875%, 1/13/33	97	103
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(3)(4)	115	111
Energy Transfer LP Series H 6.500% (2)(9)	245	246
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(3)	290	270
Genesis Energy LP
8.875%, 4/15/30(2)	250	262
6.750%, 3/15/34	25	25
Geopark Ltd. 144A 8.750%, 1/31/30(3)	153	145
Harbour Energy plc 144A 6.327%, 4/1/35(2)(3)	275	286
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(3)	185	194
HF Sinclair Corp. 6.250%, 1/15/35(2)	275	290
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(3)	170	173
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)(3)	65	68
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(3)(4)	$150	$155
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	30	31
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(3)(10)	135	— (11)
Occidental Petroleum Corp.
5.550%, 10/1/34(2)	70	73
6.200%, 3/15/40(2)	140	146
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(3)	245	220
RegS 6.450%, 5/30/44(2)(4)	231	244
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(5)	3,094	1,154
RegS 12.750%, 2/17/22(4)(5)	1,220	509
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(2)(4)	140	103
Petroleos Mexicanos
6.500%, 1/23/29(2)	125	128
6.840%, 1/23/30	688	705
6.375%, 1/23/45(2)	299	248
6.350%, 2/12/48	520	417
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)(3)	326	320
144A 5.848%, 4/3/55(2)(3)	428	455
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)(3)	88	92
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	405	365
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	85	90
Sunoco LP
144A 5.625%, 3/15/31(2)(3)	75	76
144A 5.375%, 7/15/31(3)	5	5
144A 5.875%, 3/15/34(2)(3)	50	50
144A 5.625%, 7/15/34(3)	10	10
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	250	251
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	110	119
	Par Value(1)	Value

Energy—continued
Transocean International Ltd.
144A 8.250%, 5/15/29(2)(3)	$35	$37
144A 8.750%, 2/15/30(2)(3)	158	165
144A 8.500%, 5/15/31(2)(3)	130	138
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(3)	121	132
Venture Global LNG, Inc.
144A 9.000%(2)(3)(9)	80	70
144A 9.875%, 2/1/32(2)(3)	100	106
Western Midstream Operating LP 5.250%, 2/1/50(2)	160	139
YPF S.A. 144A 9.500%, 1/17/31(3)	167	177
		10,178

Financials—17.3%
Acrisure LLC
144A 8.250%, 2/1/29(3)	90	90
144A 6.000%, 8/1/29(2)(3)	145	135
AerCap Ireland Capital DAC
6.950%, 3/10/55(2)	150	158
6.500%, 1/31/56(2)	235	244
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	130	136
Allianz SE 144A 6.350%, 9/6/53(2)(3)	200	215
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	355	250
Altice France Lux 3 144A 10.000%, 1/15/33(2)(3)	37	35
American Express Co. 5.625%, 7/28/34(2)	160	168
American National Group, Inc. 7.000%, 12/1/55	41	41
Apollo Debt Solutions BDC
6.900%, 4/13/29	80	83
5.875%, 8/30/30	95	96
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	275	264
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(3)	5	5
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(2)(3)	$125	$138
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	115	119
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)(3)	265	263
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)(3)	105	110
144A 6.250%, 2/15/34(2)(3)	50	49
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	175	178
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	238	248
Banco de Credito e Inversiones S.A. 144A 7.500% (3)(9)	235	251
Banco Mercantil del Norte S.A. 144A 8.375% (3)(9)	212	226
Bank of America Corp. 5.518%, 10/25/35(2)	355	364
Barclays plc 7.437%, 11/2/33(2)	295	339
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(3)	205	226
Blackstone Private Credit Fund 6.000%, 1/29/32(2)	220	219
Block, Inc.
6.500%, 5/15/32(2)	110	113
144A 6.000%, 8/15/33(2)(3)	35	36
Blue Owl Finance LLC 6.250%, 4/18/34(2)	245	245
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(2)(3)	160	155
Capital One Financial Corp.
2.359%, 7/29/32(2)	145	128
	Par Value(1)	Value

Financials—continued
6.377%, 6/8/34(2)	$130	$141
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	90	95
Charles Schwab Corp. (The) Series H 4.000% (9)	215	203
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(3)(12)	— (11)	— (11)
Cipher Compute LLC 144A 7.125%, 11/15/30(2)(3)	15	16
Citadel Finance LLC 144A 5.150%, 2/14/31(2)(3)	20	20
Citigroup, Inc.
6.270%, 11/17/33(2)	145	159
6.174%, 5/25/34(2)	134	143
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(3)	167	174
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	331	331
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(3)	150	139
Deutsche Bank AG 5.403%, 9/11/35(2)	280	287
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)(3)	200	194
Endo Finance Holdings LP 144A 8.500%, 4/15/31(3)	130	138
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	230	237
Fifth Third Bancorp 4.337%, 4/25/33(2)	245	242
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	275	274
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Focus Financial Partners LLC 144A 6.750%, 9/15/31(2)(3)	$70	$70
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	55	55
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(2)(3)	207	205
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	137	150
144A 7.950%, 10/15/54(2)(3)	70	67
Global Payments, Inc. 5.550%, 11/15/35(2)	265	264
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36(2)	135	148
Grifols S.A. 144A 4.750%, 10/15/28(2)(3)	175	173
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	80	83
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(2)	271	280
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	270	284
Icon Investments Six DAC 6.000%, 5/8/34(2)	265	272
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(3)	105	99
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	270	277
JPMorgan Chase & Co.
5.350%, 6/1/34(2)	135	141
6.254%, 10/23/34(2)	200	220
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	155	154
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)(3)	275	272
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	370	367
	Par Value(1)	Value

Financials—continued
Morgan Stanley
6.342%, 10/18/33(2)	$160	$176
5.948%, 1/19/38(2)	174	183
MSCI, Inc. 144A 3.625%, 9/1/30(3)	261	250
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(3)	140	141
NatWest Group plc 6.475%, 6/1/34(2)	200	211
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	205	217
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	200	213
OneMain Finance Corp.
7.125%, 11/15/31(2)	160	164
6.750%, 9/15/33	30	30
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	15	15
Park River Holdings, Inc. 144A 8.000%, 3/15/31(2)(3)	20	20
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	90	94
Prudential Financial, Inc. 6.750%, 3/1/53	220	236
Reinsurance Group of America, Inc. 6.650%, 9/15/55(2)	225	233
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)(3)	30	31
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	100	103
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)(3)(5)(10)	50	— (11)
Societe Generale S.A. 144A 6.066%, 1/19/35(3)	370	395
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(2)	120	122
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)(3)	$115	$115
State Street Corp. Series I 6.700% (2)(9)	170	178
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)(3)	195	202
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)(3)	20	20
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(2)(3)	130	135
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	235	246
Transocean International Ltd. 144A 7.875%, 10/15/32(2)(3)	10	11
UBS Group AG 144A 4.988%, 8/5/33(2)(3)	310	316
Wells Fargo & Co.
5.389%, 4/24/34(2)	145	151
Series BB 3.900%(9)	265	265
		16,174

Health Care—2.5%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)(3)	275	276
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)(3)	10	10
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	5	5
Baxter International, Inc. 5.650%, 12/15/35(2)	265	269
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)(3)	5	5
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)(3)	230	221
	Par Value(1)	Value

Health Care—continued
CVS Health Corp. 6.750%, 12/10/54(2)	$129	$134
Dentsply Sirona, Inc. 3.250%, 6/1/30(2)	335	314
GENMAB A/S
144A 6.250%, 12/15/32(2)(3)	5	5
144A 7.250%, 12/15/33(2)(3)	10	11
HCA, Inc. 5.500%, 6/1/33(2)	220	230
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)(3)	250	267
144A 10.000%, 6/1/32(3)	85	89
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)(3)	60	59
Organon & Co.
144A 4.125%, 4/30/28(2)(3)	120	118
144A 5.125%, 4/30/31(2)(3)	30	27
144A 7.875%, 5/15/34(2)(3)	30	28
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(3)	65	68
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)(3)	30	31
Universal Health Services, Inc.
2.650%, 1/15/32(2)	41	37
5.050%, 10/15/34(2)	145	144
		2,348

Industrials—4.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)(3)	300	294
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	253	255
Boeing Co. (The) 5.930%, 5/1/60(2)	160	160
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)(3)	319	297
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(3)	$115	$118
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)(3)	5	5
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	150	151
Clarios Global LP
144A 6.750%, 2/15/30(2)(3)	5	5
144A 6.750%, 9/15/32(2)(3)	35	36
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)(3)	90	65
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	256	235
Garda World Security Corp. 144A 8.375%, 11/15/32(2)(3)	145	149
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	75	79
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)(3)	75	79
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)(3)	45	48
144A 6.000%, 3/15/34(2)(3)	60	60
Icahn Enterprises LP 144A 10.000%, 11/15/29(2)(3)	200	198
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)(3)	250	191
Madison IAQ LLC 144A 5.875%, 6/30/29(2)(3)	135	135
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)(3)	200	200
144A 10.375%, 5/15/31(2)(3)	20	20
Stanley Black & Decker, Inc. 6.707%, 3/15/60(2)	190	191
TransDigm, Inc.
144A 6.625%, 3/1/32(2)(3)	235	243
144A 6.125%, 7/31/34(2)(3)	10	10
United Airlines Holdings, Inc.
4.875%, 3/1/29	35	35
	Par Value(1)	Value

Industrials—continued
5.375%, 3/1/31	$10	$10
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	219	232
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	215	222
VoltaGrid LLC 144A 7.375%, 11/1/30(2)(3)	125	131
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(3)	75	76
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(3)	40	41
		3,971

Information Technology—1.1%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)(3)	145	142
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)(3)	175	171
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)(3)	55	55
Gartner, Inc. 144A 3.750%, 10/1/30(2)(3)	280	259
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(3)	85	79
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)(3)	130	130
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)(3)	100	98
WULF Compute LLC 144A 7.750%, 10/15/30(2)(3)	110	116
		1,050

Materials—2.5%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)	455	27
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	$370	$368
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	215	222
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)(3)	105	108
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)(3)	97	103
RegS 6.440%, 1/26/36(4)	59	65
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	48	48
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(3)	35	30
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	260	261
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(3)	215	212
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(3)(12)	193	194
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)(3)	10	10
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(3)	100	106
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(3)	70	77
Westlake Corp. 5.550%, 11/15/35(2)	265	269
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)(3)	282	270
		2,370

Real Estate—0.4%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)(3)	135	138
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)(3)	115	117
	Par Value(1)	Value

Real Estate—continued
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	$126	$128
		383

Utilities—4.0%
AES Corp. (The) 7.600%, 1/15/55(2)	135	136
Alpha Generation LLC 144A 6.250%, 1/15/34(2)(3)	50	51
CMS Energy Corp. 4.750%, 6/1/50(2)	285	282
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	132	140
Dominion Energy, Inc.
6.200%, 2/15/56(2)	195	198
Series B 7.000%, 6/1/54(2)	115	125
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	180	202
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)(3)	160	185
Entergy Corp. 7.125%, 12/1/54(2)	210	220
Eskom Holdings 144A 8.450%, 8/10/28(3)	521	559
Ferrellgas LP 144A 5.875%, 4/1/29(2)(3)	170	164
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(3)	150	151
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	30	31
144A 8.375%, 2/15/32(2)(3)	155	162
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)(3)	245	273
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)(3)	534	533
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)(3)	$75	$74
Vistra Corp. 144A 8.000% (2)(3)(9)	125	127
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)(3)	120	126
		3,739

Total Corporate Bonds and Notes (Identified Cost $44,460)		45,012

Leveraged Loans—9.3%
Aerospace—0.1%
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.500%) 6.167% - 6.173%, 7/1/31(8)	30	30
Karman Holdings LLC 2026, Tranche B (1 month Term SOFR + 2.750%) 6.423%, 4/1/32(8)	20	20
Vista Management Holding, Inc. 0.000%, 4/1/31(8)(13)	25	25
		75

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.923%, 2/19/30(8)	34	29
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.173%, 12/31/29(8)	79	79
	Par Value(1)	Value

Chemicals—continued
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(8)	$58	$57
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.173%, 9/30/31(8)	42	42
		207

Communication Services—0.2%
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.423%, 8/6/31(8)	64	64
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.287%, 1/31/29(8)	128	127
		191

Consumer Durables—0.2%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.673%, 5/21/32(8)	90	89
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(8)	35	35
White Cap Supply Holdings LLC Tranche D 0.000%, 2/10/33(8)(13)	90	89
		213

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2026, Tranche B (1-3 month Term SOFR + 2.750%) 6.411% - 6.421%, 7/30/28(8)	$136	$136
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.664%, 5/21/31(8)	84	83
		219

Energy—0.5%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(8)	120	120
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(8)	105	104
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.173%, 4/1/32(8)	95	95
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/16/28(8)	138	139
		458

Financials—0.4%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.673%, 11/6/30(8)	98	95
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.673%, 1/30/32(8)	70	69
	Par Value(1)	Value

Financials—continued
Broadstreet Partners, Inc. 2024, Tranche B 0.000%, 6/13/31(8)(13)	$115	$110
Pac Dac LLC (3 month Term SOFR + 3.250%) 6.917%, 10/28/30(8)	115	114
		388

Food / Tobacco—0.5%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.673%, 12/23/30(8)	69	69
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.260%, 4/2/26(8)	23	23
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.260% - 13.267%, 4/2/26(8)(10)	35	27
(1-3 month Term SOFR + 4.400%) 8.105% - 8.173%, 8/2/28(14)	43	1
(3 month Term SOFR + 4.900%) 8.605%, 8/2/28(10)(14)	100	1
(3 month Term SOFR + 8.150%) 11.923%, 8/2/28(14)	19	9
Pegasus Bidco B.V. 2025 (2 month Term SOFR + 2.750%) 6.403%, 7/12/29(8)	55	55
Red SPV LLC (1 month Term SOFR + 2.250%) 5.927%, 3/15/32(8)	134	134
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.667%, 10/29/32(8)	35	35
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Treehouse Foods, Inc. 0.000%, 2/11/33(8)(13)	$70	$69
		423

Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.848%, 4/13/29(8)	50	49
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.923%, 1/26/33(8)	15	15
Klockner Pentaplast of America, Inc. 8.522%, 2/9/26(10)(14)	157	24
		88

Gaming / Leisure—0.4%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.417%, 3/29/32(8)	105	107
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.673%, 8/30/30(8)	108	107
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.172%, 11/12/29(8)	83	70
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.936%, 12/30/32(8)	65	64
		348

	Par Value(1)	Value

Health Care—1.5%
Argent Finco LLC 0.000%, 11/12/32(8)(13)	$25	$25
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.423%, 1/15/31(8)	98	98
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.421%, 5/1/31(8)	53	47
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.387%, 1/27/32(8)	79	79
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.423%, 4/23/31(8)	25	25
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.660%, 2/9/33(8)	65	62
Financiere Mendel (2 month Term SOFR + 2.750%) 6.389%, 11/8/30(8)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.772%, 10/1/27(8)	144	136
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.733%, 12/10/32(8)	20	20
Global Medical Response, Inc. (3 month Term SOFR + 3.500%) 7.170%, 10/1/32(8)	65	65
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 5.773%, 11/15/27(8)	$120	$120
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.173%, 10/23/31(8)	10	11
(1 month Term SOFR + 3.500%) 7.173%, 10/23/31(8)	140	140
Hologic, Inc. Tranche B 0.000%, 1/14/33(8)(13)	80	79
Lannett Co., Inc. First Lien 2.000%, 6/16/30(10)	8	6
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.422%, 5/16/31(8)	118	118
Tranche B-2 (3 month Term SOFR + 3.500%) 7.152%, 5/16/31(8)	25	25
Lumexa Imaging, Inc. (3 month Term SOFR + 3.000%) 6.705%, 12/17/32(8)	50	50
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.690%, 12/2/30(8)	8	7
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.423%, 12/12/31(8)	35	35
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.172%, 6/30/32(8)	80	79
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.179%, 11/20/29(8)	183	169
		1,426

	Par Value(1)	Value

Housing—0.2%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.423%, 9/8/32(8)	$118	$117
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.672%, 1/17/32(8)	89	89
		206

Information Technology—1.5%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.172%, 2/23/32(8)	15	15
Tranche B-1 (1 month Term SOFR + 2.250%) 5.924%, 2/24/31(8)	129	126
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.922%, 7/6/29(8)	142	88
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.922%, 3/21/31(8)	138	128
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.910%, 1/14/33(8)	45	45
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.434%, 9/29/28(8)	81	72
Delivery Hero SE Tranche B (2 month Term SOFR + 5.000%) 8.639%, 12/12/29(8)	137	137
Finastra USA, Inc. 0.000%, 9/15/32(8)(13)	70	64
Genesys Cloud Services Holdings II LLC 2025 0.000%, 1/30/32(8)(13)	95	87
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
INDICOR LLC Tranche E (1 month Term SOFR + 2.500%) 6.173%, 11/22/29(8)	$66	$66
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.422%, 10/7/32(8)	95	78
Javelin Buyer, Inc. 0.000%, 12/5/31(8)(13)	75	70
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.672%, 8/31/28(8)	103	99
RealPage, Inc. First Lien 0.000%, 4/24/28(8)(13)	65	60
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.423%, 11/28/28(8)	103	95
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 10/29/32(8)	59	57
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(8)	34	32
Vantor Holdings, Inc. 0.000%, 3/3/33(8)(13)	85	84
		1,403

Manufacturing—0.8%
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.160%, 2/3/33(8)	50	50
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.171%, 9/28/28(8)	88	87
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.921%, 9/30/31(8)	30	29
	Par Value(1)	Value

Manufacturing—continued
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 7.923%, 11/4/31(8)	$90	$90
Innio Group Holding GmbH 2026, Tranche B (3 month Term SOFR + 1.750%) 5.410%, 11/3/31(8)	115	115
Jupiter Buyer, Inc. 0.000%, 11/1/31(8)(13)	25	25
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.671%, 12/2/31(8)	136	136
Resilience Parent LLC Tranche B 0.000%, 1/21/33(8)(13)	65	65
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.377%, 4/30/30(8)	119	119
		716

Media / Telecom - Broadcasting—0.1%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.272%, 6/18/29(8)	129	122
Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.923%, 9/18/30(8)	97	90
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(8)	36	36
		126

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.667%, 10/30/30(8)	$107	$103
Neptune Bidco U.S., Inc. 2026, Tranche B (1 month Term SOFR + 5.100%) 8.760%, 1/28/33(8)	135	127
		230

Media / Telecom - Telecommunications—0.3%
Altice France S.A.
Tranche B-11 (3 month Term SOFR + 4.125%) 7.797%, 5/1/28(8)	161	160
Tranche B-12 (3 month Term SOFR + 5.063%) 8.735%, 10/30/28(8)	15	15
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.923%, 3/29/32(8)	120	120
		295

Media / Telecom - Wireless Communications—0.2%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.287%, 3/2/29(8)	137	137
Retail—0.3%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.167%, 11/8/32(8)	118	118
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.923%, 6/11/31(8)	73	72
	Par Value(1)	Value

Retail—continued
Petco Health & Wellness Co., Inc. 2026 (1 month Term SOFR + 4.250%) 7.923%, 1/22/31(8)	$50	$48
		238

Service—1.2%
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.673%, 9/29/31(8)	130	129
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.673%, 12/11/28(8)	106	101
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.923%, 5/31/28(8)	99	99
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.923%, 7/9/32(8)	121	120
DXP Enterprises, Inc. 2025 (1 month Term SOFR + 3.250%) 6.923%, 10/11/30(8)	25	25
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.422%, 2/1/29(8)	107	107
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.422%, 9/24/32(8)	60	60
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.422%, 6/12/30(8)	91	88
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Service—continued
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(8)	$135	$124
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.455%, 12/31/32(8)	74	74
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.140%, 10/8/32(8)	30	30
Pye Barker Fire & Safety LLC (3 month Term SOFR + 2.500%) 6.206%, 12/16/32(8)	29	29
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.767%, 11/2/27(8)	146	144
		1,130

Utilities—0.0%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.173%, 5/30/31(8)	28	28
Total Leveraged Loans (Identified Cost $9,107)		8,667

	Shares
Preferred Stock—0.3%
Financials—0.3%
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	275 (15)	274
Total Preferred Stock (Identified Cost $275)		274
	Shares	Value

Common Stocks—0.1%
Communication Services—0.1%
Altice Luxembourg S.A.(10)(16)	154	$2
Atento Luxco 1 S.A.(10)(16)	4,072	75
		77

Consumer Discretionary—0.0%
MYT Holding LLC Class B(10)(16)	29,850	7
NMG Parent LLC Escrow(10)(16)	618	—
		7

Health Care—0.0%
Lannett Co., Inc.(10)(16)	1,663	27
Modivcare(16)	1,558	9
		36

Total Common Stocks (Identified Cost $110)		120

Total Long-Term Investments—141.0% (Identified Cost $129,668)		131,988

TOTAL INVESTMENTS—141.0% (Identified Cost $129,668)		$131,988
Other assets and liabilities, net—(41.0)%		(38,408)
NET ASSETS—100.0%		$93,580
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $49,741.
(3)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At February 28, 2026, these
securities amounted to a value of $64,392 or
68.8% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Security in default; no interest payments are being received.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2026.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)
Variable rate security. Rate disclosed is as of
February 28, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Amount is less than $500 (not in thousands).
(12)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(13)	This loan will settle after February 28, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(14)	Security in default; interest payments are being received.
(15)	Value shown as par value.
(16)	Non-income producing.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
Country Weightings†
United States	51%
Mexico	4
South Africa	2
Brazil	2
Turkey	2
Saudi Arabia	2
Argentina	2
Other	35
Total	100%
† % of total investments as of February 28, 2026.
As of February 28, 2026, the Fund has the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$8	$8	$8	$— (1)
Pye Barker Fire & Safety LLC, 12/16/32	4	4	4	— (1)
Trio Bidco, Inc., 10/29/32	6	6	6	— (1)
USALCO LLC, 9/30/31	4	4	4	—
Total	$22	$22	$22	$— (1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,804	$3,804	$—
Foreign Government Securities	47,493	47,493	—
Mortgage-Backed Securities	16,670	16,670	—
Asset-Backed Securities	9,948	9,948	—
Corporate Bonds and Notes	45,012	45,012	— (1)
Leveraged Loans	8,667	8,609	58
Equity Securities:
Preferred Stock	274	274	—
Common Stocks	120	9	111 (2)
Other Financial Instruments:
Unfunded Loan Commitments*	—	— (1)	—
Total Investments	$131,988	$131,819	$169

(1)	Amount is less than $500 (not in thousands).
(2)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
There were no securities valued using quoted prices (Level 1) at February 28, 2026.
Security held by the Fund with an end of period value of $1 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $51 was transferred from Level 2 to Level 3 due to an decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 28, 2026.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
(Unaudited)
categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.